TRANSACTIONS WITH AFFILIATES - Schedule of Transactions with Affiliated Companies (Details) - USD ($) $ in Millions	3 Months Ended				9 Months Ended				12 Months Ended
	Sep. 30, 2025		Sep. 30, 2024		Sep. 30, 2025		Sep. 30, 2024		Dec. 31, 2024		Dec. 31, 2023		Dec. 31, 2022
Related Party Transaction [Line Items]
Revenues	$ 464		$ 451		$ 1,367		$ 1,314		$ 1,701		$ 1,652		$ 1,538
Other operating expenses:	68	[1]	103	[1]	226	[1]	257	[1]	329	[2]	313	[2]	378	[2]
Pension and OPEB mark-to-market adjustment gain (loss)									7		(31)		(11)
Affiliates
Related Party Transaction [Line Items]
Revenues	4		4		13		13		17		16		15
Other operating expenses:	46		58		143		149		365		350		297
Interest income	3		4		12		7		12		16		49
Pension and OPEB mark-to-market adjustment gain (loss)									7		(31)		(11)
Interest expense	0		0		2		7		7		17		49
Affiliates | Service
Related Party Transaction [Line Items]
Operating expenses capitalized	54		43		156		130
Ground lease expense | Affiliates
Related Party Transaction [Line Items]
Other operating expenses:	6		6		18		19		25		25		25
FESC support services | Affiliates
Related Party Transaction [Line Items]
Other operating expenses:	67		59		190		170		228		219		187
Other affiliate support services | Affiliates
Related Party Transaction [Line Items]
Other operating expenses:	$ 27		$ 36		$ 91		$ 90		$ 112		$ 106		$ 85

[1]	Includes affiliated operating expenses of $46 million and $58 million for the three months ended September 30, 2025 and 2024, respectively, and $143 million and $149 million for the nine months ended September 30, 2025 and 2024, respectively.
[2]	Includes $365 million, $350 million and $297 million for the years ended December 31, 2024, 2023 and 2022, respectively, of costs from affiliates, certain of which are subject to capitalization.